Pension Plan (Details) - Components of net periodic pension cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic pension cost [Abstract]
Interest cost	$ 130	$ 130	$ 520	$ 548
Expected return on plan assets	(110)	(110)	(438)	(396)
Amortization of net actuarial loss	121	121	(1,086)	(1,193)
Net periodic pension cost	$ 141	$ 141